Document and Entity Information Document	Aug. 03, 2026
Document and Entity Information [Abstract]
Document Type	8-K/A
Entity Registrant Name	BRADY CORP
Amendment Flag	false
Document Period End Date	Aug. 03, 2026
Entity Central Index Key	0000746598
Entity File Number	1-14959
Entity Tax Identification Number	39-0178960
Entity Incorporation, State or Country Code	WI
Entity Address, Address Line One	6555 West Good Hope Road
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53223
City Area Code	414
Local Phone Number	358-6600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Class A Nonvoting Common Stock, par value $0.01 per share
Trading Symbol	BRC
Security Exchange Name	NYSE